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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2003
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Advent International Corporation
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Address:  75 State Street
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          Boston, MA 02109
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13F File Number: 28-  6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Janet L. Hennessy
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Title:    Vice President and Treasurer
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Phone:    (617) 951-9447
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Signature, Place, and Date of Signing:


/s/ Janet L. Hennessy                 Boston, MA                11-14-03
-------------------------       -----------------------     -----------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     None
                                                  -------------

Form 13F Information Table Entry Total:                10
                                                  -------------

Form 13F Information Table Value Total:           $  131,468
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                                                   (thousands)
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
                                                       FORM 13F INFORMATION TABLE

               COLUMN 1       COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
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                                                           VALUE     SHRS OR    SH/ PUT   INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
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
BIOMET, INC.                        COMMON   090613-10-0     3,156       94,219              SOLE                 94,219
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CRUCELL NV                  SPONSORED ADRs   228769-10-5     2,859      700,651              SOLE                700,651
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CONCERTO SOFTWARE                   COMMON   20602T-10-6       282       32,285              SOLE                 32,285
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EXELIXIS                            COMMON   30161Q-10-4     7,186    1,006,470              SOLE              1,006,470
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ILEX ONCOLOGY, INC.                 COMMON   451923-10-6     7,579      451,940              SOLE                451,940
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INTERWAVE COMMUNICATIONS            COMMON   G4911N-10-2         3        1,579              SOLE                  1,579
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KIRKLAND'S INC.                     COMMON   497498-10-5   101,218    6,306,407              SOLE              6,306,407
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LIGHTBRIDGE, INC.                   COMMON   532226-10-7     3,543      376,079              SOLE                376,079
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TRITON NETWORK SYSTEMS INC.         COMMON   896775-10-3     1,271    2,136,342              SOLE              2,136,342
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ZINDART LIMITED             SPONSORED ADRs   989597-10-9     4,371      646,607              SOLE                646,607
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                                                           131,468
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